RETIREMENT BENEFITS - Mortality Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percent increase to reflect Citigroup mortality experience rate	4.00%
Expected increase in benefit expense, next fiscal year	$ 73
U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
PBO increase due to mortality rate adjustment	1,209
Increase of PBO due to mortality rate adjustment	1,209
Decrease in funded status and AOCI due to mortality rate adjustment	$ 737